Business Segments - Business Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 4,889	$ 4,376
Total Operating Profit	799	693
Percentage as of operating profit to revenue	16.30%	15.80%
Operating Segments [Member] | Rig Systems [Member]
Segment Reporting Information [Line Items]
Revenue	2,256	1,911
Total Operating Profit	451	370
Percentage as of operating profit to revenue	20.00%	19.40%
Operating Segments [Member] | Rig Aftermarket [Member]
Segment Reporting Information [Line Items]
Revenue	750	551
Total Operating Profit	191	142
Percentage as of operating profit to revenue	25.50%	25.80%
Operating Segments [Member] | Wellbore Technologies [Member]
Segment Reporting Information [Line Items]
Revenue	1,278	1,223
Total Operating Profit	221	182
Percentage as of operating profit to revenue	17.30%	14.90%
Operating Segments [Member] | Completion & Production Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	1,002	1,002
Total Operating Profit	137	136
Percentage as of operating profit to revenue	13.70%	13.60%
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(397)	(311)
Total Operating Profit	$ (201)	$ (137)